CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Net of allowances	$ 35,156	$ 36,594
Loans to and interest receivable	158,622	301,526
Current liabilities	$ 958,370	$ 800,855
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	227,688	226,310
Ordinary shares, shares outstanding	227,688	226,310
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	125,909	124,531
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	101,779	101,779
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000
Consolidated VIEs | Without recourse
Current liabilities	$ 538,269	$ 436,705
Other related parties
Net of allowances	6,095	0
Loans to and interest receivable	15,884	39,932
Third parties
Net of allowances	29,061	36,594
Advertiser | Alibaba
Net of allowances	$ 0	$ 0